UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

One North Wacker Drive Chicago, Illinois	60606-2807
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Registrant’s telephone number, including area code:  212.821.3000

Date of fiscal year end:  9/30

Date of reporting period:  7/1/2014 – 6/30/2015

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02319

Fort Dearborn Income Securities, Inc.

One North Wacker Drive

Chicago, Illinois  60606-2825

212-821-3000

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

Fiscal year end: 9/30

Reporting Period: 07/01/2014 - 06/30/2015

==================== Fort Dearborn Income Securities, Inc. =====================

WMI HOLDINGS CORP.

Ticker:       WMIH           Security ID:  92936P100

Meeting Date: APR 28, 2015   Meeting Type: Annual

Record Date:  MAR 05, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael Willingham       For       For          Management

1.2   Elect Director Eugene I. Davis          For       For          Management

1.3   Elect Director Diane Beth Glossman      For       For          Management

1.4   Elect Director Timothy R. Graham        For       For          Management

1.5   Elect Director Mark E. Holliday         For       For          Management

1.6   Elect Director Michael J. Renoff        For       For          Management

1.7   Elect Director Steven D. Scheiwe        For       For          Management

2     Ratify Burr Pilger Mayer, Inc. as       For       For          Management

      Auditors

3     Change State of Incorporation from      For       For          Management

      Washington to Delaware

4     Amend Omnibus Stock Plan                For       For          Management

5     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

Mark E. Carver *

President

Fort Dearborn Income Securities, Inc.

Managing Director

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fort Dearborn Income Securities, Inc.

By (Signature and Title)*	/s/ Mark E. Carver*, President

Mark E. Carver

*(Signature affixed by Eric Sanders by Power of Attorney effective July 22, 2015 and filed herewith).

Date	August 11, 2015

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Investment Trust

UBS Money Series

UBS Managed Municipal Trust

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

PACE Select Advisors Trust

Master Trust

Global High Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Mark E. Carver, whose signature appears below, does hereby constitute and appoint Joseph Allessie, Keith Weller, Tammie Lee, Christopher Ha, and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 22, 2015

By:	/s/Mark E. Carver
Mark E. Carver